Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance
Reinsurance
9.	Reinsurance

Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2022			December 31, 2021
	Gross	Provision for	Recoverable	Gross	Provision for	Recoverable
	recoverable from	uncollectible	from	recoverable from	uncollectible	from
	reinsurers	reinsurance(1)	reinsurers	reinsurers	reinsurance(1)	reinsurers
Provision for losses and loss adjustment expenses	9,274.8	(26.7)	9,248.1	8,989.3	(43.1)	8,946.2
Reinsurers’ share of paid losses	1,599.4	(145.2)	1,454.2	1,019.9	(135.6)	884.3
Provision for unearned premiums	2,413.5	—	2,413.5	2,260.0	—	2,260.0
	13,287.7	(171.9)	13,115.8	12,269.2	(178.7)	12,090.5

Current			6,414.4			5,572.4
Non-current			6,701.4			6,518.1
			13,115.8			12,090.5
(1)	Management of credit risk on reinsurance recoverables is discussed in note 24.

Changes in reinsurers’ share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance for the years ended December 31 were as follows:

	2022
				Provision for	Recoverable
	Paid	Unpaid	Unearned	uncollectible	from
	losses	losses	premiums	reinsurance	reinsurers
Balance – January 1	1,019.9	8,989.3	2,260.0	(178.7)	12,090.5
Reinsurers’ share of losses paid to insureds	3,142.8	(3,142.8)	—	—	—
Reinsurance recoveries received	(2,551.0)	—	—	—	(2,551.0)
Reinsurers’ share of unpaid losses and premiums earned	—	3,642.0	(5,448.8)	—	(1,806.8)
Premiums ceded to reinsurers	—	—	5,640.9	—	5,640.9
Foreign exchange effect and other	(12.3)	(213.7)	(38.6)	6.8	(257.8)
Balance – December 31	1,599.4	9,274.8	2,413.5	(171.9)	13,115.8

	2021
				Provision for	Recoverable
	Paid	Unpaid	Unearned	uncollectible	from
	losses	losses	premiums	reinsurance	reinsurers
Balance – January 1	818.0	7,971.7	1,899.1	(155.6)	10,533.2
Reinsurers’ share of losses paid to insureds	2,360.3	(2,360.3)	—	—	—
Reinsurance recoveries received	(2,152.8)	—	—	—	(2,152.8)
Reinsurers’ share of unpaid losses and premiums earned(1)	—	3,479.0	(5,228.8)	—	(1,749.8)
Premiums ceded to reinsurers(1)	—	—	5,632.1	—	5,632.1
Acquisitions of subsidiaries (note 23)	0.3	82.7	16.7	—	99.7
Divestiture of subsidiary	(3.3)	(6.4)	(10.6)	—	(20.3)
Foreign exchange effect and other	(2.6)	(177.4)	(48.5)	(23.1)	(251.6)
Balance – December 31	1,019.9	8,989.3	2,260.0	(178.7)	12,090.5
(1)

Effective October 1, 2021 Brit completed a loss portfolio transfer with a third party to reinsure loss reserves for a portfolio of risks predominantly comprised of U.S. casualty and discontinued lines of business relating to prior accident years. Pursuant to this transaction Brit ceded net insurance contract liabilities of $379.1 for consideration of $344.1 and recorded net favourable reserve development of $35.0.

Commission income earned on premiums ceded to reinsurers in 2022 of $1,184.4 (2021 - $1,007.8) is included in commissions, net in the consolidated statement of earnings.